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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21799

Evergreen International Balanced Income Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: April 30, 2006

Date of reporting period: April 30, 2006

Item 1 - Reports to Stockholders.

Evergreen International Balanced Income Fund

Evergreen

INTERNATIONAL BALANCED INCOME FUND

Annual Report
as of April 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENT OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	AUTOMATIC DIVIDEND REINVESTMENT PLAN
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are please to provide the annual report for Evergreen International Balanced Income Fund, covering the period ended April 30, 2006.

Yield-oriented investors encountered a variety of opportunities and challenges over the past twelve months. In the domestic fixed-income market, the greatest rewards came to those who took on the greatest credit risks in high-yield bonds. Higher-quality securities were more affected by the continued flattening of the yield curve, with short-term rates climbing steadily as the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. Rapidly rising energy prices and the prospect of increased government spending helped renew inflation fears and encouraged the Fed to act. The resulting uncertainties were exacerbated by hurricanes and highly visible credit downgrades in the auto sector. Internationally, results were affected by the effects of surging global growth, which drove equity prices dramatically higher. At the same time, the strengthening of the U.S. dollar tended to erode results realized by U.S. investors in high-quality foreign fixed income securities.

Uncertainty persisted during the period in the domestic high-yield market, as investors closely followed reports of deterioration in the financial health of automotive giants General Motors and Ford and worried about the impacts of feared credit downgradings of both companies. While the downgrades to below-investment grade occurred, the high-yield market was able to absorb the bonds of both companies successfully, as investors saw value

LETTER TO SHAREHOLDERS continued

in the securities, especially against a backdrop of continued vitality in the overall economy. For the year, high-yield bonds outperformed the overall bond market, as the economy’s persistent, if moderating, expansion contributed to continued improvement in corporate profitability.

Internationally, the dynamism of the global economy, most visibly led by the explosive growth in China and India, drove equities to deliver positive returns, with emerging markets outperforming developed nations. However, rising short-term interest rates in the United States made domestic government securities more attractive than the sovereign debt of foreign nations, contributing to the dollar’s strength against most major foreign currencies and eroding returns from investments in bonds of non-U.S. developed nations.

The new Evergreen International Balanced Income Fund commenced its investment activities during the second half of the fiscal year, enabling it to capture much of the performance generated by foreign equities over that period. The Fund offers investors an innovative strategy that seeks a high level of income from international investing, with an opportunity to participate in the growth opportunities offered by equities. The Fund includes allocations to foreign equity and fixed income securities, supplemented by the sale of market index call options against the Fund’s equity portfolio.

LETTER TO SHAREHOLDERS continued

As always, we continue to encourage investors to maintain well diversified personal portfolios, including exposure to Evergreen’s closed-end funds.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund broker-dealer or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout the period)

Period Ended
April 30, 2006[1]

Net asset value, beginning of period	$19.10[2]

Income from investment operations
Net investment income (loss)	0.39
Net realized and unrealized gains or losses on investments	1.83

Total from investment operations	2.22

Distributions to common shareholders from net investment income	(0.69)

Offering costs charged to capital for common shares	(0.04)

Net asset value, end of period	$20.59

Market value, end of period	$19.07

Total return based on market value[3]	(1.16%)

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$235,819
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.20%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.27%[4]
Net investment income (loss)	3.96%[4]
Portfolio turnover rate	42%

1 For the period from October 31, 2005 (commencement of operations), to April 30, 2006.

2 Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

3 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2006

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 2.8%
FIXED-RATE 2.8%
FHLMC, 6.00%, 06/01/2035	$ 2,304,114	$2,301,545
FNMA, 6.00%, 04/01/2035	2,040,050	2,033,450
GNMA, 5.50%, 12/15/2034	2,247,146	2,208,868

Total Agency Mortgage-Backed Pass Through Securities (cost $6,550,919)		6,543,863

CORPORATE BONDS 0.1%
CONSUMER DISCRETIONARY 0.1%
Auto Components 0.1%
TRW Automotive, Inc., 9.375%, 02/15/2013 (cost $271,657)	250,000	270,000

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 12.0%
CONSUMER DISCRETIONARY 0.5%
Media 0.2%
Yell Finance BV, 10.75%, 08/01/2011 GBP	320,000	622,437

Multi-line Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	350,000	661,143

CONSUMER STAPLES 0.3%
Beverages 0.3%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	591,873

ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
Total SA, 4.875%, 09/22/2011 CAD	1,700,000	1,524,429
Transco plc, 7.00%, 12/15/2008 AUD	1,800,000	1,389,917

		2,914,346

FINANCIALS 9.0%
Commercial Banks 6.9%
Eurofima, 5.50%, 09/15/2009 AUD	2,000,000	1,497,437
European Investment Bank:
8.00%, 10/21/2013 ZAR	3,100,000	530,413
8.50%, 12/12/2007 ZAR	20,000,000	3,382,966
FCE Bank plc, 5.75%, 12/15/2006 GBP	330,000	593,833
International Bank for Reconstruction & Development, 12.50%,
05/14/2012 ZAR	13,800,000	2,769,173
Kreditanstalt für Wiederaufbau, 6.00%, 09/15/2009 AUD	1,900,000	1,452,984
Landwirtsch Rentenbank, 7.00%, 12/27/2007 NZD	2,000,000	1,272,700
National Australia Bank, Ltd., 6.25%, 01/15/2009 AUD	1,900,000	1,446,173
NV Bank Nederlandse Gemeenten, 5.00%, 07/16/2010 AUD	1,980,000	1,444,766
Rabobank Nederland, 4.00%, 09/23/2010 CAD	2,200,000	1,917,036

		16,307,481

Consumer Finance 0.6%
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	1,650,000	1,483,570

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued April 30, 2006

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 1.5%
British American Tobacco International Finance plc, 5.75%, 12/09/2013 GBP	550,000	$998,911
Citigroup, Inc., 6.00%, 02/23/2009 AUD	1,180,000	894,090
General Electric Capital Corp., 3.75%, 05/22/2008 CAD	1,800,000	1,588,221

		3,481,222

INDUSTRIALS 1.0%
Road & Rail 1.0%
Network Rail, 5.50%, 07/20/2010 AUD	3,000,000	2,231,916

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $26,965,772)		28,293,988

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 12.0%
Hong Kong, 4.33%, 12/07/2015 HKD	15,450,000	1,928,896
Hungary, 9.25%, 10/12/2007 HUF	618,300,000	3,057,753
Korea, 5.25%, 09/10/2015 KRW	2,200,000,000	2,334,148
Mexico:
8.00%, 12/19/2013 MXN	38,400,000	3,369,447
10.00%, 12/05/2024 MXN	40,200,000	4,036,078
New Zealand, 6.00%, 07/15/2008 NZD	3,400,000	2,157,022
Ontario Province:
5.25%, 11/30/2011 CAD	1,900,000	1,743,901
5.75%, 03/03/2008 NZD	4,900,000	3,061,958
Quebec Province, 4.50%, 04/28/2011 CAD	3,400,000	3,007,412
Singapore, 3.625%, 07/01/2014 SGD	5,500,000	3,525,186

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $28,143,186)		28,221,801

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes, 2.00%, 01/15/2016 (cost $2,034,026)	$ 2,101,365	2,032,169

YANKEE OBLIGATIONS - CORPORATE 0.7%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
OAO Gazprom, 9.625%, 03/01/2013	500,000	592,500

FINANCIALS 0.2%
Commercial Banks 0.2%
Kazkommerts International BV, 7.00%, 11/03/2009	500,000	502,250

UTILITIES 0.2%
Multi-Utilities 0.2%
National Power Corp., 9.02%, 08/23/2011	500,000	553,624

Total Yankee Obligations - Corporate (cost $1,660,637)		1,648,374

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued April 30, 2006

		Principal
		Amount	Value

YANKEE OBLIGATIONS - GOVERNMENT 1.5%
Brazil:
7.875%, 03/07/2015		$ 500,000	$539,750
9.25%, 10/22/2010		600,000	680,700
Colombia:
8.25%, 12/22/2014		500,000	563,500
10.50%, 07/09/2010		600,000	699,000
Turkey, 9.00%, 06/30/2011		500,000	560,000
Venezuela, 10.75%, 09/19/2013		500,000	622,500

Total Yankee Obligations - Government (cost $3,639,411)			3,665,450

	Country	Shares	Value

COMMON STOCKS 66.9%
CONSUMER DISCRETIONARY 6.3%
Automobiles 0.4%
Astra International	Indonesia	258,000	350,910
DaimlerChrysler AG	Germany	12,596	691,258

			1,042,168

Hotels, Restaurants & Leisure 0.1%
Ladbrokes plc	United Kingdom	40,130	306,818

Household Durables 0.6%
Electrolux AB	Sweden	35,600	1,067,332
George Wimpey plc	United Kingdom	25,874	246,865

			1,314,197

Internet & Catalog Retail 0.2%
Gus plc	United Kingdom	18,939	354,838

Media 3.5%
Arnoldo Mondadori Editore SpA	Italy	74,944	756,611
Gestevision Telecinco SA	Spain	7,069	180,759
Independent News & Media plc	Ireland	287,186	899,358
John Fairfax Holdings, Ltd.	Australia	173,540	514,000
Macquarie Communications Infrastructure Group	Australia	352,933	1,474,193
Mediaset SpA	Italy	68,867	872,227
PagesJaunes SA +	France	56,790	1,642,913
Pearson plc	United Kingdom	69,673	965,067
West Australian Newspapers Holdings, Ltd.	Australia	57,985	365,505
Wolters Kluwer NV	Netherlands	21,170	552,025

			8,222,658

Multi-line Retail 0.4%
Marks & Spencer Group plc	United Kingdom	11,704	124,894
PPR SA	France	6,766	878,299

			1,003,193

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued April 30, 2006

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.8%
Edgars Consolidated Stores, Ltd.	South Africa	68,216	$430,778
H&M Hennes & Mauritz AB, Class B	Sweden	40,700	1,546,740

			1,977,518

Textiles, Apparel & Luxury Goods 0.3%
Benetton Group SpA	Italy	33,285	507,310
Burberry Group plc	United Kingdom	7,970	68,489

			575,799

CONSUMER STAPLES 6.3%
Beverages 1.9%
C&C Group plc	Ireland	14,462	112,311
Coca-Cola Amatil, Ltd.	Australia	61,267	338,733
Diageo plc +	United Kingdom	141,337	2,331,222
Grupo Modelo SA de CV	Mexico	131,700	503,409
Scottish & Newcastle plc	United Kingdom	129,895	1,200,272

			4,485,947

Food & Staples Retailing 0.5%
Woolworths, Ltd.	Australia	79,448	1,125,885

Food Products 1.9%
Koninklijke Wessanen NV	Netherlands	52,518	850,186
Unilever NV	Netherlands	50,066	3,619,395

			4,469,581

Personal Products 0.7%
Shiseido Co., Ltd.	Japan	89,000	1,725,534

Tobacco 1.3%
British American Tobacco Malaysia Berhad	Malaysia	53,100	611,565
British American Tobacco plc +	United Kingdom	94,651	2,418,536
Gallaher Group plc	United Kingdom	7,220	114,613

			3,144,714

ENERGY 6.2%
Oil, Gas & Consumable Fuels 6.2%
BP plc +	United Kingdom	380,038	4,685,696
Eni SpA +	Italy	69,490	2,123,514
Royal Dutch Shell plc, Class B +	United Kingdom	139,719	4,993,584
Total SA, Class B +	France	9,886	2,736,395

			14,539,189

FINANCIALS 19.2%
Capital Markets 3.6%
Macquarie Bank, Ltd.	Australia	13,845	750,742
UBS AG	Switzerland	44,967	5,327,972
Vontobel Holding AG	Switzerland	56,284	2,309,157

			8,387,871

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued April 30, 2006

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 10.7%
ABN AMRO Holding NV	Netherlands	81,894	$2,449,823
Allied Irish Banks plc	Ireland	28,414	687,098
Australia & New Zealand Banking Group, Ltd.	Australia	102,305	2,171,591
Banco Bilboa Vizcaya Argentaria SA	Spain	38,613	853,763
Banco Santander Central Hispano SA	Spain	36,977	573,854
Bank Leumi Le-Israel BM	Israel	212,958	834,058
Bank of Ireland	Ireland	11,149	209,205
Barclays plc	United Kingdom	108,689	1,356,924
BNP Paribas SA	France	10,808	1,022,221
BNP Paribas SA *	France	1,112	101,592
Danske Bank AS	Denmark	12,200	485,770
Hang Seng Bank, Ltd.	Hong Kong	109,700	1,419,098
HBOS plc	United Kingdom	44,042	772,586
HSBC Holdings plc - London Exchange +	United Kingdom	196,429	3,392,064
Lloyds TSB Group plc +	United Kingdom	301,169	2,928,357
Nordea Bank AB	Sweden	74,500	959,790
Royal Bank of Canada	Canada	25,500	1,089,409
Royal Bank of Scotland Group plc +	United Kingdom	64,849	2,116,792
Societe Generale +	France	12,229	1,870,048

			25,294,043

Diversified Financial Services 1.7%
Fortis NV	Belgium	12,097	454,293
Guoco Group, Ltd.	Bermuda	76,000	944,431
ING Groep NV	Netherlands	63,056	2,568,671

			3,967,395

Insurance 2.9%
Assurances Generales de France SA	France	12,543	1,587,036
Cathay Financial Holding Co., Ltd.	Taiwan	90,000	201,680
Legal & General Group plc +	United Kingdom	704,364	1,777,977
Promina Group, Ltd.	Australia	94,362	406,330
QBE Insurance Group, Ltd.	Australia	81,353	1,382,716
TrygVesta A/S *	Denmark	23,511	1,448,484

			6,804,223

Real Estate 0.3%
Westfield Group Australia	Australia	53,254	684,713

HEALTH CARE 2.2%
Health Care Providers & Services 0.4%
Parkway Holdings, Ltd.	Singapore	551,000	909,477

Pharmaceuticals 1.8%
GlaxoSmithKline plc +	United Kingdom	151,676	4,301,359

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued April 30, 2006

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 6.1%
Aerospace & Defense 0.6%
BAE Systems plc	United Kingdom	183,894	$1,399,276

Airlines 0.1%
Singapore Airlines, Ltd.	Singapore	38,000	341,249

Building Products 0.4%
Assa Abloy AB, Class B	Sweden	48,400	937,781

Commercial Services & Supplies 0.3%
De La Rue plc	United Kingdom	61,660	610,215

Construction & Engineering 0.5%
Skanska AB, Class B	Sweden	61,000	1,057,501

Electrical Equipment 1.0%
Schneider Electric SA +	France	20,888	2,367,276

Industrial Conglomerates 0.9%
Barloworld, Ltd.	South Africa	36,050	790,794
Far Eastern Textile, Ltd.	Taiwan	585,000	537,202
Fraser & Neave, Ltd.	Singapore	33,000	461,217
Wesfarmers, Ltd.	Australia	14,292	392,917

			2,182,130

Machinery 1.3%
Aker Yards ASA	Norway	17,680	1,417,039
Sandvik AB	Sweden	11,600	755,500
SKF AB, Class B	Sweden	49,000	842,806

			3,015,345

Road & Rail 0.0%
Kowloon Motor Bus Holdings, Ltd.	Hong Kong	12,000	66,783

Transportation Infrastructure 1.0%
Brisa-Autoestradas de Portugal SA	Portugal	130,000	1,369,074
Macquarie Airports	Australia	393,249	979,582

			2,348,656

INFORMATION TECHNOLOGY 1.8%
Office Electronics 0.5%
Canon, Inc.	Japan	12,000	919,019
Oce NV	Netherlands	13,707	228,473

			1,147,492

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	Japan	3,800	438,371
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	66,000	140,866

			579,237

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued April 30, 2006

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 1.1%
Nintendo Co., Ltd.	Japan	17,000	$2,541,106

MATERIALS 3.9%
Chemicals 1.4%
Akzo Nobel NV	Netherlands	29,920	1,724,348
BASF AG	Germany	13,675	1,173,541
Imperial Chemical Industries plc	United Kingdom	64,807	422,257

			3,320,146

Construction Materials 0.9%
Hanson plc	United Kingdom	65,547	875,064
Lafarge SA	France	9,132	1,124,315
Siam Cement	Thailand	26,000	176,013

			2,175,392

Containers & Packaging 0.7%
Rexam plc	United Kingdom	153,553	1,525,225

Metals & Mining 0.2%
JFE Holdings, Inc.	Japan	13,000	505,232

Paper & Forest Products 0.7%
Stora Enso Oyj, Class R	Finland	20,800	326,214
UPM-Kymmene Oyj	Finland	57,700	1,355,209

			1,681,423

TELECOMMUNICATION SERVICES 8.6%
Diversified Telecommunication Services 7.1%
BCE, Inc. +	Canada	72,600	1,786,149
Belgacom SA	Belgium	10,228	335,026
BT Group plc	United Kingdom	285,090	1,139,202
Chunghwa Telecom Co., Ltd.	Taiwan	41,097	846,598
Deutsche Telekom AG * +	Germany	198,696	3,592,938
KT Corp.	South Korea	3,930	176,676
Manitoba Telecom Services, Inc.	Canada	18,400	726,437
Maroc Telecom	Morocco	147,811	2,426,430
Tele Norte Leste Participacoes SA, ADR	Brazil	20,759	377,399
Telecom Corp. of New Zealand	New Zealand	614,955	2,243,535
Telecom Italia SpA	Italy	207,205	518,849
Telefonica SA	Spain	167,788	2,690,805

			16,860,044

Wireless Telecommunication Services 1.5%
NTT DoCoMo, Inc.	Japan	431	644,245
Vodafone Group plc * +	United Kingdom	1,204,288	2,842,362

			3,486,607

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued April 30, 2006

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 6.3%
Electric Utilities 2.0%
E.ON AG +	Germany	14,078	$1,716,014
Endesa SA	Spain	20,431	679,037
Enel SpA	Italy	152,869	1,322,293
Fortum Oyj	Finland	34,400	869,641
Hong Kong Electric Holdings, Ltd.	Hong Kong	44,500	218,957

			4,805,942

Gas Utilities 0.7%
Korea Gas Corp.	South Korea	28,340	1,084,741
Snam Rete Gas SpA	Italy	112,081	502,787

			1,587,528

Multi-Utilities 3.2%
Australian Gas Light Co., Ltd.	Australia	99,021	1,458,910
National Grid plc +	United Kingdom	220,615	2,313,980
SUEZ +	France	27,249	1,073,207
United Utilities plc +	United Kingdom	222,759	2,724,188

			7,570,285

Water Utilities 0.4%
AWG plc	United Kingdom	8,842	186,933
Kelda Group plc	United Kingdom	12,481	174,699
Severn Trent plc	United Kingdom	28,908	609,580

			971,212

Total Common Stocks (cost $142,323,810)			157,720,203

PREFERRED STOCKS 0.8%
CONSUMER DISCRETIONARY 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Hugo Boss AG	Germany	16,739	792,644

UTILITIES 0.5%
Electric Utilities 0.5%
RWE AG	Germany	13,588	1,061,067

Total Preferred Stocks (cost $1,360,415)			1,853,711

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $2,099,708)	United States	2,099,708	2,099,708

Total Investments (cost $215,049,541) 98.5%			232,349,267
Other Assets and Liabilities 1.5%			3,469,675

Net Assets Applicable to Common Shareholders 100.0%			$235,818,942

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued April 30, 2006

+	All or a portion of this security is pledged as a collateral for written call options.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of April 30, 2006:

United Kingdom	24.0%	Morocco	1.1%
Netherlands	7.2%	Denmark	0.8%
France	6.9%	Ireland	0.8%
Australia	6.9%	Taiwan	0.7%
United States	6.0%	Brazil	0.7%
Canada	5.6%	Norway	0.6%
Germany	5.4%	Portugal	0.6%
Mexico	3.4%	Colombia	0.5%
Switzerland	3.3%	South Africa	0.5%
Sweden	3.1%	Bermuda	0.4%
Japan	2.9%	Israel	0.4%
Italy	2.9%	Belgium	0.3%
Singapore	2.3%	Venezuela	0.3%
Spain	2.2%	Malaysia	0.3%
New Zealand	1.9%	Turkey	0.2%
Luxembourg	1.7%	Philippines	0.2%
Hong Kong	1.6%	Indonesia	0.2%
South Korea	1.6%	Thailand	0.1%
Hungary	1.3%
Finland	1.1%		100.0%

The following table shows portfolio composition as a percent of total investments as of April 30, 2006:

Financials	28.8%	Materials	4.0%
Foreign Bonds-Government	12.1%	Mortgage-Backed Securities	2.8%
Telecommunication Services	8.8%	Health Care	2.2%
Energy	7.5%	Information Technology	1.8%
Consumer Discretionary	7.4%	Yankee Obligations-Government	1.6%
Utilities	7.4%	U.S. Treasury Obligations	0.9%
Industrials	7.1%	Cash Equivalents	0.9%
Consumer Staples	6.7%
			100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued April 30, 2006

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2006 (unaudited):

AAA	50.6%
AA	14.2%
A	23.1%
BBB	2.2%
BB	9.0%
B	0.9%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of April 30, 2006 (unaudited):

Less than 1 year	7.8%
1 to 3 year(s)	26.9%
3 to 5 years	37.0%
5 to 10 years	28.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

Assets
Investments in securities, at value (cost $212,949,833)	$230,249,559
Investments in affiliated money market fund, at value (cost $2,099,708)	2,099,708

Total investments	232,349,267
Cash	76,539
Foreign currency, at value (cost $2,748,920)	2,794,535
Receivable for securities sold	128,582
Dividends and interest receivable	3,136,175
Receivable for closed forward foreign currency exchange contracts	376,967
Unrealized gains on open forward foreign currency exchange contracts	44,163

Total assets	238,906,228

Liabilities
Dividends payable	1,670,174
Payable for securities purchased	113,052
Payable for closed forward foreign currency exchange contracts	201,566
Unrealized losses on forward foreign currency exchange contracts	390,758
Call options written, at value (premium received $1,166,575)	635,736
Advisory fee payable	16,157
Due to other related parties	963
Accrued expenses and other liabilities	58,880

Total liabilities	3,087,286

Net assets applicable to common shareholders	$235,818,942

Net assets applicable to common shareholders represented by
Paid-in capital	$218,330,668
Overdistributed net investment income	(1,845,350)
Accumulated net realized gains on investments	1,711,338
Net unrealized gains on investments	17,622,286

Net assets applicable to common shareholders	$235,818,942

Net asset value per share applicable to common shareholders
Based on $235,818,942 divided by 11,455,240 common shares issued and outstanding
(unlimited number of common shares authorized)	$20.59

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Period Ended April 30, 2006 (a)

Investment income
Dividends (net of foreign withholding taxes of $312,866)	$3,818,410
Interest (net of foreign withholding taxes of $8,084)	1,814,922
Income from affiliate	122,872

Total investment income	5,756,204

Expenses
Advisory fee	1,059,141
Administrative services fee	55,744
Transfer agent fees	19,999
Trustees’ fees and expenses	3,500
Printing and postage expenses	37,401
Custodian and accounting fees	168,396
Professional fees	37,502
Other	35,400

Total expenses	1,417,083
Less: Expense reductions	(2,031)
Fee waivers	(77,190)

Net expenses	1,337,862

Net investment income	4,418,342

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	7,921,292
Written options	(4,446,434)
Foreign currency related transactions	(118,056)

Net realized gains on investments	3,356,802
Net change in unrealized gains or losses on investments	17,622,286

Net realized and unrealized gains or losses on investments	20,979,088

Net increase in net assets resulting from operations	$25,397,430

(a) For the period from October 31, 2005 (commencement of operations), to April 30, 2006.

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2006 (a)

Operations
Net investment income	$4,418,342
Net realized gains on investments	3,356,802
Net change in unrealized gains or losses on investments	17,622,286

Net increase in net assets resulting from operations	25,397,430

Distributions to common shareholders from net investment income	(7,915,572)

Capital share transactions
Net proceeds from the issuance of common shares	218,667,000
Common share offering expenses charged to paid-in capital	(430,000)

Net increase in net assets resulting from capital share transactions	218,237,000

Total increase in net assets applicable to common shareholders	235,718,858
Net assets applicable to common shareholders
Beginning of period	100,084

End of period	$235,818,942

Overdistributed net investment income	$(1,845,350)

(a) For the period from October 31, 2005 (commencement of operations), to April 30, 2006

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1 . ORGANIZATION

Evergreen International Balanced Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on August 16, 2005 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended.

The primary investment objective of the Fund is to seek to provide a high level of income.

2 . SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. Written options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTES TO FINANCIAL STATEMENTS continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and short-term capital gains realized. During the period ended April 30, 2006, the following amounts were reclassified:

Paid-in capital	$(6,416)
Overdistributed net investment income	1,651,880
Accumulated net realized gains on investments	(1,645,464)

3 . ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund’s average daily net assets applicable to common shareholders.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

Analytic Investors, Inc. is the investment sub-advisor managing the Fund’s option strategy and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the period ended April 30, 2006, EIMC waived its advisory fee in the amount of $77,190.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily net assets applicable to common shareholders.

4 . CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. For the period ended April 30, 2006, the Fund issued 11,455,240 common shares.

5 . SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $292,519,113 and $87,225,748, respectively, for the period ended April 30, 2006.

At April 30, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange for	U.S. Value at	Unrealized
Date	to Deliver	April 30, 2006	Japanese Yen	April 30, 2006	Gain (Loss)

6/14/2006	2,141,000 NZD	$ 1,358,875	154,316,857	$ 1,365,927	$7,052
6/26/2006	1,873,885 GBP	3,418,003	378,000,000	3,351,440	(66,563)
6/28/2006	4,460,000 AUD	3,383,558	370,626,000	3,286,977	(96,581)
6/28/2006	8,356,000 NZD	5,298,666	601,640,356	5,335,777	37,111
6/28/2006	9,440,000 AUD	7,161,611	781,849,120	6,933,997	(227,614)

During the period ended April 30, 2006, the Fund had written option activities as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at 10/31/2005	0	$0
Options written	10,257	9,456,512
Options expired	(614)	(270,937)
Options closed	(8,561)	(8,019,000)

Options outstanding at 4/30/2006	1,082	$1,166,575

At April 30, 2006, the Fund had the following written call options outstanding:

Expiration		Number of	Strike		Market	Premium
Date	Index	Contracts	Price/Rate		Value	Received

5/19/2006	Swiss Market
	Index	256	8,050	CHF	$ 138,250	$ 214,011
5/19/2006	Amsterdam
	Exchange Index	276	475	EUR	81,902	165,759
5/19/2006	S&P/MIB Index	137	38,000	EUR	176,024	291,175
5/19/2006	FTSE 100 Index	149	6,125	GBP	55,670	194,658
5/19/2006	S&P/Toronto
	Stock Exchange
	60 Index	264	690	CAD	183,890	300,972

NOTES TO FINANCIAL STATEMENTS continued

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $215,452,600. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,309,964 and $2,413,297, respectively, with a net unrealized appreciation of $16,896,667.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and will elect to defer post-October currency losses of $103,816.

6 . DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized
Ordinary Income	Appreciation	Post-October Losses

$26,051	$17,566,039	$103,816

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

The tax character of distributions paid for the period ended April 30, 2006 was $7,915,572 of ordinary income.

7 . EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

8 . DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9 . CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

NOTES TO FINANCIAL STATEMENTS continued

1 0 . REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Services Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC’s opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

1 1 . SUBSEQUENT DISTRIBUTIONS

On April 21, 2006, the Fund declared distributions from net investment income of $0.1458 per common share payable on June 1, 2006 to shareholders of record on May 15, 2006.

On May 19, 2006, the Fund declared distributions from net investment income of $0.1458 per common share payable on July 3, 2006 to shareholders of record on June 14, 2006.

On June 15, 2006, the Fund declared distributions from net investment income of $0.1458 per common share payable on August 1, 2006 to shareholders of record on July 17, 2006.

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
 Evergreen International Balanced Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen International Balanced Income Fund, as of April 30, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the period from October 31, 2005 (commencement of operations) to April 30, 2006. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen International Balanced Income Fund, as of April 30, 2006, the results of its operations, changes in its net assets and financial highlights for the period described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2006

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

With respect to dividends paid from investment company taxable income during the period ended April 30, 2006, the Fund designates 44.36% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

Pursuant to Section 853 of the Internal Revenue Code, the Fund elects to pass through foreign taxes that have been withheld at the fund level to its shareholders so that they may take a foreign tax credit. For the year ended April 30, 2006, the total amount of foreign taxes that is expected to be passed through to shareholders was $312,866 on foreign source income of $5,856,270. Complete information regarding the Fund’s foreign tax credit pass through to shareholders for 2006, will be reported in conjunction with Form 1099-DIV.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

575078   6/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The Fund commenced operations on October 31, 2005. For the fiscal year ended April 30, 2006 no fees have been billed for services rendered by KMPG to the Fund.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

The Fund has a separately designated standing audit committee established in accordance with

Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Shirley L. Fulton, K. Dun Gifford, Gerald M. McDonnell, William W. Pettit and the Chairman of the Committee, Charles A. Austin III, each of whom is an Independent Trustee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Evergreen Investment Management Company, LLC (the “Advisor”). The proxy voting policies and procedures of the Advisor are included as an appendix at the end of the filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Managers

As of April 30, 2006, the Fund is managed by Gilman C. Gunn, Peter Wilson and Anthony J. Norris.

Gilman C. Gunn is a Senior Portfolio Manager and Managing Director who heads the International Core Equity Init of EIMC. He joined EIMC in 1991 and has more than 30 years of investment experience. Prior to joining EIMC, he served as Head of Citibanks’s London-based private client investment department.

Peter Wilson is Chief Operating Officer, Senior Portfolio Manager and Managing Director, with Evergreen International Advisors. He joined EIMC in 1989 and has more than 25 years of investment experience.

Anthony J. Norris is Chief Investment Officer, Senior Portfolio Manager and Managing Director with Evergreen International Advisors. He joined EIMC in 1990 and has more than 30 years of investment experience.

     Other Funds and Accounts Managed. The following table provides information about the registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio managers of the Fund as of the Fund’s most recent fiscal year ended April 30, 2006.

		(Assets in
Portfolio Manager		thousands)
Gilman Gunn	Assets of registered investment companies managed
	Evergreen International Equity Fund	$3,234,158
	Evergreen International Balanced Income Fund[1]	235,109
	Evergreen VA International Equity Fund	260,711
	MMA Praxis International Fund	165,493
	TOTAL	$3,895,471
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	N/A
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	N/A
	Number of separate accounts managed	7
	Assets of separate accounts managed	$1,022,533
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	N/A

Portfolio Manager		(Assets in
		thousands)
Anthony Norris	Assets of registered investment companies managed
	Evergreen International Balanced Income Fund[2]	$235,109
	Evergreen International Bond Fund	1,013,975
	Evergreen Managed Income Fund[2]	1,178,736
	Evergreen Strategic Income Fund[2]	356,128
	Evergreen VA Strategic Income Fund[2]	91,972
	TOTAL	$2,875,920
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	8
	Assets of other pooled investment vehicles managed	$183,552
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	N/A
	Number of separate accounts managed	26
	Assets of separate accounts managed	$14,221,368
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	N/A

1 Mr. Gunn is not fully responsible for the management of the entire portfolio of Evergreen International Balanced Income Fund. As of April 30, 2006, he was responsible only for approximately $160.7 million of the $235.1 million in assets in this fund.

Portfolio Manager		(Assets in thousands)
Peter Wilson	Assets of registered investment companies managed
	Evergreen International Balanced Income Fund[2]	$235,109
	Evergreen International Bond Fund	1,013,975
	Evergreen Managed Income Fund[2]	1,178,736
	Evergreen Strategic Income Fund[2]	356,128
	Evergreen VA Strategic Income Fund[2]	91,972
	TOTAL	$2,875,920
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	8
	Assets of other pooled investment vehicles managed	$183,552
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	N/A
	Number of separate accounts managed	26
	Assets of separate accounts managed	$14,221,368
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	N/A

2  Mr. Norris and Mr. Wilson are not fully responsible for the management of the entire portfolios of Evergreen International Balanced Income Fund, Evergreen Managed Income Fund, Evergreen Strategic Income Fund and Evergreen VA Strategic Income Fund. As of April 30, 2006, they were responsible for only approximately $545.2 million of the $1,861.9 million in assets in these funds.

     Conflicts of Interest. Portfolio managers may experience certain conflicts of interest in managing the Fund’s investments, on the one hand, and the investments of other accounts, including other Evergreen funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. EIMC and

Evergreen International Advisors (“EIA”) have policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. EIMC’s policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The management of multiple funds and other accounts may give rise to potential conflicts of interest, particularly if the funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a fund, which may constitute a conflict with the interest of the fund. EIMC and EIA seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in large capitalization equity securities. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     Neither EIMC nor EIA receives a performance fee for its management of the funds. EIMC, EIA and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the funds—for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of EIMC and EIA, however, require that portfolio managers treat all accounts they manage equitably and fairly.

     EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC’s reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions. EIA has similar policies relating to brokerage, aggregation and fair allocation of trades.

Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the funds. One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus.

Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC’s Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager’s activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC. The Codes of Ethics of EIA have similar provisions.

     Compensation. For EIMC and EIA, portfolio managers’ compensation consists primarily of a base salary and an annual bonus. Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

     The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component. The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets. For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

     To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. A portfolio manager has the opportunity to maximize the investment component of the incentive payout by generating performance at or above the 25th percentile level.

     In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     For calendar year 2005, the investment performance component of each portfolio manager’s bonus was determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below. The benchmarks may change for purposes of calculating bonus compensation for calendar year 2006.

Portfolio Manager
Gilman C. Gunn	Lipper International Small Growth
Lipper Emerging Markets
Lipper Health/Biotech
Lipper International MultiCap Core
Lipper Gold
Callan International Equity
Peter Wilson………………………	Lipper Global Income Fund Universe
Anthony J. Norris	Lipper Global Income Fund Universe

     Portfolio managers may also receive equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC’s publicly traded parent company, based on their performance and/or positions held. Equity incentive awards are made based on subjective review of the factors that are considered in determining base salary and the annual bonus.

In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

  medical, dental, vision and prescription benefits,
  life, disability and long-term care insurance,
  before-tax spending accounts relating to dependent care, health care, transportation and parking, and various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

     These benefits are broadly available to EIMC employees. Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

     Fund Holdings. The tables below presents the dollar range of investment each portfolio managers holds in the Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) as of the Fund’s fiscal year ended April 30, 2006. Total exposure equals the sum of (i) the portfolio manager’s interest in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Evergreen International
Balanced Income Fund
Gilman C. Gunn	$0
Peter Wilson*……………………	$0
Anthony J. Norris*	$0
Evergreen Family of Funds
Gilman C. Gunn	$10,001 – 50,000
Peter Wilson*……………………	$0
Anthony J. Norris*	$0
* Mr. Wilson and Mr. Norris are non-U.S. residents and therefore do not hold shares in the Evergreen family of funds.

The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by certain members of senior management of EIMC and its affiliates that are involved in Evergreen’s mutual fund business as of December 31, 2005. Total exposure equals the sum of (i) the individual’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the individual’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the individual’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Maryann Bruce	$500,001 – 1,000,000
President, EIS
Christopher Conkey	Over $1,000,000
Chief Investment Officer, EIMC
Dennis Ferro	Over $1,000,000
Chief Executive Officer, EIMC
Richard Gershen	$500,001 – 1,000,000
Head of Business Strategy, Risk and
Product Management, EIMC
W. Douglas Munn	$500,001 – 1,000,000
Chief Operating Officer, EIMC
Patrick O’Brien	Over $1,000,000
President, Institutional Division, EIMC

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro, Principal Executive Officer

Date: July 5, 2006

By: ________________________
Kasey Phillips Principal Financial Officer

Date: July 5, 2006